CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' DEFICIT - USD ($)	Class A CIK0001812667 CC Neuberger Principal Holdings II Common Stock	Class A CIK0001812667 CC Neuberger Principal Holdings II	Class B CIK0001812667 CC Neuberger Principal Holdings II Sponsor Common Stock	Class B CIK0001812667 CC Neuberger Principal Holdings II Common Stock	CIK0001812667 CC Neuberger Principal Holdings II Sponsor Additional Paid-in Capital	CIK0001812667 CC Neuberger Principal Holdings II Sponsor	CIK0001812667 CC Neuberger Principal Holdings II Additional Paid-in Capital	CIK0001812667 CC Neuberger Principal Holdings II Retained Earnings	CIK0001812667 CC Neuberger Principal Holdings II	Common Stock	Total
Beginning balance at May. 11, 2020	$ 0			$ 0			$ 0	$ 0	$ 0
Stockholders Equity, Beginning Balance (in shares) at May. 11, 2020	0			0
Issuance of Class B ordinary shares to Sponsor			$ 2,570		$ 22,430	$ 25,000
Issuance of Class B ordinary shares to Sponsor (in shares)			25,700,000
Accretion on Class A ordinary shares subject to possible redemption							(22,430)	(73,452,077)	(73,474,507)
Net loss								(41,818,646)	(41,818,646)
Ending balance at Dec. 31, 2020	$ 0	$ (115,268,153)		$ 2,570			0	(115,270,723)	(115,268,153)		$ (367,288,000)
Stockholders Equity, ending Balance (in shares) at Dec. 31, 2020	0			25,700,000						153,303,505
Net loss	$ 0			$ 0			0	27,381,743	27,381,743
Ending balance at Mar. 31, 2021	$ 0			$ 2,570			0	(87,888,980)	(87,886,410)
Stockholders Equity, ending Balance (in shares) at Mar. 31, 2021	0			25,700,000						153,303,505
Beginning balance at Dec. 31, 2020	$ 0	(115,268,153)		$ 2,570			0	(115,270,723)	(115,268,153)		(367,288,000)
Stockholders Equity, Beginning Balance (in shares) at Dec. 31, 2020	0			25,700,000						153,303,505
Accretion on Class A ordinary shares subject to possible redemption		73,474,507
Net loss								(2,703,894)	(2,703,894)
Ending balance at Dec. 31, 2021	$ 0	(117,972,047)		$ 2,570			0	(117,974,617)	(117,972,047)		(346,741,000)
Stockholders Equity, ending Balance (in shares) at Dec. 31, 2021	0			25,700,000						153,313,505
Accretion on Class A ordinary shares subject to possible redemption		$ 73,474,507
Net loss	$ 0			$ 0			0	17,019,868	17,019,868
Ending balance at Mar. 31, 2022	$ 0			$ 2,570			$ 0	$ (100,954,749)	$ (100,952,179)		$ (344,157,000)
Stockholders Equity, ending Balance (in shares) at Mar. 31, 2022	0			25,700,000						153,322,880